Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Auditor's remuneration.
Payable to the auditors of RELX PLC	£ 0.9	£ 0.9	£ 0.9
Payable to the auditors of the Group's subsidiaries	7.2	8.0	8.4
Audit services	8.1	8.9	9.3
Audit-related assurance services	0.4	0.5	0.6
Other assurance services	0.5	0.2
Total auditor's remuneration	£ 9.0	£ 9.6	£ 9.9